CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 472,672	$ 425,772	$ 433,893
Cost of sales	(437,577)	(395,545)	(401,363)
Gross profit	35,095	30,227	32,530
Other operating income	1,365	433	1,026
Selling, general and administrative, research and development expenses	(25,855)	(24,472)	(24,978)
Other operating expenses	(12)	0	(3)
Net impairment loss on financial and contract assets	(585)	(4,640)	(508)
Operating profit	10,008	1,548	8,067
Finance costs	(2,304)	(2,527)	(1,650)
Finance income	208	205	120
Share of loss of associates	(2)	(2)	(1)
Exchange gain	823	679	143
Other income	878	570	889
Other expenses	(234)	(9)	(3)
Profit before tax	9,377	464	7,565
Income tax expense	(2,809)	(162)	(2,808)
Profit/(loss) for the year	6,568	302	4,757
Attributable to:
Equity holders of the parent	3,486	3,867	3,874
Non-controlling interests	3,082	(3,565)	883
Profit/(loss) for the year	$ 6,568	$ 302	$ 4,757
Earnings per share
Basic profit for the year attributable to equity holders of the parent (USD per share)	$ 0.17	$ 0.19	$ 0.19
Diluted profit for the year attributable to equity holders of the parent (USD per share)	$ 0.17	$ 0.19	$ 0.19